USDC (Tables)	12 Months Ended
Dec. 31, 2025
Usdc
Schedule of USD stable coin
	As of December 31,
	2024	2025
	(in thousands)
USDC	1,690	665

Schedule of additional information about USD stable coin

The following table presents additional information about USDC for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Opening balance	—	1,690
Collection of USDC from sales of mining products	2,328	2,861
Collection of USDC from exchange of USDT	43,525	7,131
Exchange of USDC into USD	(44,171)	(10,997)
Payment of services fees and other expenses	(8)	—
Foreign exchange gain	16	(20)
Ending balance	1,690	665